CONTRACTS IN PROGRESS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
CONTRACTS IN PROGRESS [Abstract]
Costs incurred on uncompleted contracts, net	$ 13,946	[1]	$ 19,464	[1]
Estimated earnings (loss)	5,267		3,377
Total costs and estimated earnings on uncompleted contract	19,213		22,841
Less - billings and progress payments	16,401		20,943
Costs and estimated earnings in excess of billings on uncompleted contracts	2,812		1,898
Less: Long-term portion	(1,064)		(1,084)
Current portion	1,748		814
OCS Grants	$ 313		$ 275

[1]	Net of OCS grants in the amount of $313 and $275 as of December 31, 2012 and 2011 respectively (see Note 11b).